As filed with the Securities and Exchange Commission on August 14, 2015 Securities Act File No. 333-59745 Investment Company Act File No. 811-08895

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 84	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 85 (Check appropriate box or boxes)	☒

VOYA FUNDS TRUST

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr.	With copies to:
Voya Investments, LLC	Elizabeth J. Reza
7337 E. Doubletree Ranch Road, Suite 100	Ropes & Gray LLP
Scottsdale, AZ 85258	Prudential Tower
(Name and Address of Agent for Service)	800 Boylston Street
Boston, MA 02199-3600

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 84 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 84 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 14th day of August, 2015.

VOYA FUNDS TRUST

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

	Signature	Title	Date

	Shaun P. Mathews*	President, Chief Executive Officer and Interested Trustee	August 14, 2015

	Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	August 14, 2015

	Colleen D. Baldwin*	Trustee	August 14, 2015

	John V. Boyer*	Trustee	August 14, 2015

	Patricia W. Chadwick*	Trustee	August 14, 2015

	Albert E. DePrince, Jr.*	Trustee	August 14, 2015

	Peter S. Drotch*	Trustee	August 14, 2015

	Russell H. Jones*	Trustee	August 14, 2015

	Patrick W. Kenny*	Trustee	August 14, 2015

	Joseph E. Obermeyer*	Trustee	August 14, 2015

	Sheryl K. Pressler*	Trustee	August 14, 2015

	Roger B. Vincent*	Trustee	August 14, 2015

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr. As Attorney-in-Fact**

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**

Powers of Attorney for Shaun P. Mathews, Todd Modic and each Trustee dated July 9, 2015 were filed as attachments to Post-Effective Amendment No. 83 to the Registrant’s Form N-1A Registration Statement on July 29, 2015 and incorporated herein by reference.

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EXHIBIT INDEX

Voya Funds Trust

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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